UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Net income/(loss) for the period	€ (251)	€ (325)
Currency translation differences	(3,654)	(4,152)
Income tax impact
Items that will not be reclassified subsequently to the income statement	(3,654)	(4,152)
Total other comprehensive income/(loss) recognized for the period	(3,654)	(4,152)
Total comprehensive income/(loss) recognized for the period	(3,905)	(4,477)
Attributable to:
Equity holders of the Parent	(3,906)	(4,457)
Non-controlling interests	€ 1	€ (20)